Related party disclosures (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related party disclosures [Line Items]
Current receivables due from related parties	$ 59,132	$ 82,259
Charlee SQM Thailand Co. Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Associate	Associate
Country of origin	Thailand	Thailand
Currency	Thai baht	Thai baht
Current receivables due from related parties	$ 1,204	$ 1,315
Ajay Europe SARL [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Associate	Associate
Country of origin	France	France
Currency	Euro	Euro
Current receivables due from related parties	$ 4,689	$ 3,801
Ajay North America LLC. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	United States
Currency	US$
Current receivables due from related parties	$ 2,005	$ 3,095
Abu Dhabi Fertilizer Industries WWL [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Associate	Associate
Country of origin	United Arab Emirates	Arab Emirates
Currency	Arab Emirates dirham	Arab Emirates dirham
Current receivables due from related parties	$ 73	$ 764
Kowa Company Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Joint control	Joint control
Country of origin	Japan	Japan
Currency	US$	US$
Current receivables due from related parties	$ 5,008	$ 34,377
Soc.de Inversiones Pampa Calichera [Member]
Related party disclosures [Line Items]
Tax ID	96,511,530-7
Nature	Jointly controlled entity
Country of origin	Chile
Currency	US$
Current receivables due from related parties	$ 6	$ 6
SQM Vitas Brazil Agroindustria [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Other related parties	Other related parties
Country of origin	Brazil	Brazil
Currency	US$	US$
Current receivables due from related parties	$ 17,293	$ 9,580
SQM Vitas Peru S.A.C. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Other related parties	Other related parties
Country of origin	Peru	Peru
Currency	US$	US$
Current receivables due from related parties	$ 13,766	$ 13,318
Coromandel SQM India [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Joint venture	Joint venture
Country of origin	India	India
Currency	Indian rupee	Indian rupee
Current receivables due from related parties	$ 3,804	$ 1,177
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Joint venture	Joint venture
Country of origin	China	China
Currency	US$	US$
Current receivables due from related parties	$ 0	$ 14,547
Callegari Agricola S.A. [Member]
Related party disclosures [Line Items]
Tax ID	79.049.778-9	79,049,778-9
Nature	Other related parties	Other related parties
Country of origin	Chile	Chile
Currency	Chilean peso	Chilean peso
Current receivables due from related parties	$ 0	$ 41
SQM Vitas Fzco. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Joint venture	Joint venture
Country of origin	United Arab Emirates	Arab Emirates
Currency	Arab Emirates dirham	Arab Emirates dirham
Current receivables due from related parties	$ 0	$ 97
SQM Vitas Plantacote B.V [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Other related parties	Other related parties
Country of origin	Netherlands	Dutch Antilles
Currency	Euro	Euro
Current receivables due from related parties	$ 0	$ 91
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Joint venture	Joint venture
Country of origin	China	China
Currency	US$	US$
Current receivables due from related parties	$ 50	$ 48
Plantacote N.V [Member]
Related party disclosures [Line Items]
Tax ID	Foreing	Foreign
Nature	Other related parties	Other related parties
Country of origin	Belgium	Belgium
Currency	Euro	Euro
Current receivables due from related parties	$ 190	$ 2
Terra Tarsa Ukraine LLC [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Other related parties	Other related parties
Country of origin	Turkey	Ukraine
Currency	Ukrainian Grivna	Ukrainian Grivna
Terra Tarsa Don LLC [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Other related parties	Other related parties
Country of origin	Russian Federation	Russian Federation
Currency	Russian ruble	Russian ruble
Current receivables due from related parties	$ 44
Minera Exar S.A. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign	Foreign
Nature	Joint control	Joint control
Country of origin	Argentina	Argentina
Currency	US$	US$
Current receivables due from related parties	$ 11,000	$ 0